Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 179	$ 187
Recorded Investment, Total	317	416
Unpaid Principal Balance, Total	316	414
Average recorded investment, Total	325	443
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment		41
With no related allowance recorded, Unpaid Principal Balance		40
Related Allowance, Total	18	18
With no related allowance recorded, Average recorded investment		37
With an allowance recorded, Recorded Investment	31	54
With an allowance recorded, Unpaid Principal Balance	30	53
With an allowance recorded, Average recorded investment	31	52
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	90	74
With no related allowance recorded, Unpaid Principal Balance	90	74
Related Allowance, Total	143	167
With no related allowance recorded, Average recorded investment	74	79
With an allowance recorded, Recorded Investment	171	238
With an allowance recorded, Unpaid Principal Balance	171	238
With an allowance recorded, Average recorded investment	195	263
Retail [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	17
With an allowance recorded, Recorded Investment	23
With an allowance recorded, Unpaid Principal Balance	23
With an allowance recorded, Average recorded investment	23
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	1	2
With an allowance recorded, Recorded Investment	2	9
With an allowance recorded, Unpaid Principal Balance	2	9
With an allowance recorded, Average recorded investment	2	12
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	149	125
Recorded Investment, Total	491	767
Unpaid Principal Balance, Total	483	763
Average recorded investment, Total	460	824
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	4	3
With an allowance recorded, Recorded Investment	44	82
With an allowance recorded, Unpaid Principal Balance	43	82
With an allowance recorded, Average recorded investment	46	92
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment		33
With no related allowance recorded, Unpaid Principal Balance		33
Related Allowance, Total	131	95
With no related allowance recorded, Average recorded investment		35
With an allowance recorded, Recorded Investment	420	607
With an allowance recorded, Unpaid Principal Balance	420	607
With an allowance recorded, Average recorded investment	378	657
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	12	7
With an allowance recorded, Recorded Investment	22	25
With an allowance recorded, Unpaid Principal Balance	15	21
With an allowance recorded, Average recorded investment	18	22
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	2	20
With an allowance recorded, Recorded Investment	5	20
With an allowance recorded, Unpaid Principal Balance	5	20
With an allowance recorded, Average recorded investment	$ 18	$ 18